Cash and cash equivalents and short-term time deposits - Disclosure of Reconciliation of Cash, Cash Equivalents and Short-Term Time Deposits (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	SFr 67,309	SFr 87,946	SFr 71,813	SFr 133,721
Short-term time deposits	119,580	161,198
CHF
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	57,379	67,611
Short-term time deposits	77,500	110,000
EUR
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	4,948	7,685
Short-term time deposits	0	4,938
USD
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	4,829	12,520
Short-term time deposits	42,080	46,260
GBP
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	SFr 153	SFr 130